Adoption Of New And Amended Standards And Interpretations - Impact On The Consolidated Statement Of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net profit	$ 247,002	$ 88,198	$ 362,599
Adjustments for:
Finance cost	57,432	50,825	51,096
Net foreign exchange differences	45,086	42,536	26,581
Change in:
Other current assets	15,653	(50,241)	26,018
Accounts payable	(2,984)	8,270	20,313
Other liability	48,400	(24,515)	27,355
Cash from operating activities	856,014	609,491	922,690
Interest paid	(52,234)	(49,317)	(50,342)
Net cash from operating activities	784,883	543,013	835,506
Financing activities
Payment of lease liabilities	(103,069)	(106,254)	(108,174)
Net cash used in financing activities	(545,334)	(430,191)	(312,930)
Increase Decrease Due To Application Of IFRS16 [Member]
Operating activities
Net profit	$ (52)	103	(1,446)
Adjustments for:
Finance cost		14,975	15,873
Depreciation and amortization		107,127	110,199
Net foreign exchange differences		(554)	(73)
Change in:
Other current assets		290	248
Accounts payable		(550)	(630)
Other liability		(967)	(967)
Cash from operating activities		120,424	123,204
Interest paid		(14,170)	(15,030)
Net cash from operating activities		106,254	108,174
Financing activities
Payment of lease liabilities		(106,254)	(108,174)
Net cash used in financing activities		$ (106,254)	$ (108,174)